INVESTMENT SECURITIES (Tables)	12 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Values of Investments

The amortized cost, gross unrealized gains and losses, and fair values of investments are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2019
AVAILABLE FOR SALE
Corporate debt securities	$104,760	$355	$(207)	$104,908
Foreign debt securities [1]	26,583	35	(75)	26,543
Obligations of states and political subdivisions	1,330	—	(1)	1,329

Total	$132,673	$390	$(283)	$132,780

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2019
HELD TO MATURITY
Obligations of states and political subdivisions	$3,995	$85	$—	$4,080

Total	$3,995	$85	$—	$4,080

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2018
AVAILABLE FOR SALE
Corporate debt securities	$104,316	$204	$(181)	$104,339
Foreign debt securities [1]	22,878	11	(38)	22,851
Obligations of states and political subdivisions	1,630	—	(9)	1,621

Total	$128,824	$215	$(228)	$128,811

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2018
HELD TO MATURITY
U.S. government agency securities	$625	$—	$(1)	$624
Corporate debt securities	1,061	13	—	1,074
Obligations of states and political subdivisions	4,495	—	(68)	4,427

Total	$6,181	$13	$(69)	$6,125

Schedule of Investments by Contractual Maturity
	Due in	Due after	Due after
	one year	one through	five through	Due after
	or less	five years	ten years	ten years	Total
	(Dollars in Thousands)
AVAILABLE FOR SALE
Amortized cost	$6,964	$125,709	$—	$—	$132,673
Fair value	6,976	125,804	—	—	132,780
Weighted average yield	2.93%	3.33%	—%	—%	3.31%
HELD TO MATURITY
Amortized cost	$500	$3,495	$—	$—	$3,995
Fair value	500	3,580	—	—	4,080
Weighted average yield	2.65%	3.23%	—%	—%	3.16%